Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenues [Abstract]
Schedule of revenue
	June 30,
	2018	2019
	Thousands USD	Thousands USD
Open balances	543	1,174
Income receivables	85	-
Contract liabilities	264	766

Schedule of revenues per major products
	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD

Consumables	13	222
Sales of printers	1,583	2,577
Total	1,596	2,799
Printers rental	127	51
Total revenues	1,723	2,850

Schedule of revenues per geographical locations
	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD
USA	775	1,040
Asia Pacific	526	639
Europe and Israel	422	1,171
Total revenues	1,723	2,850

Schedule of revenues per timing of revenue recognition
	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD
Goods and services transferred over time	179	327
Goods transferred at a point in time	1,544	2,523
Total revenues	1,723	2,850